Accounts receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounts receivable
Balance at beginning of year	$ 5,731,281	$ 4,682,592
Change of allowance for doubtful accounts	(29,511)	1,286,997
Translation adjustments	(83,814)	(238,308)
Balance at end of year	$ 5,617,956	$ 5,731,281